UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company  Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2010

Date of reporting period: SEPTEMBER 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (47.76%)
Bank Debt (31.39%) (1)
Alumina and Aluminum Production and Processing (3.55%)
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14 (2)	$59,433,476	$20,920,584	2.67%
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13 (2)	$1,281,905	1,281,905	0.16%
Revere Industries, LLC, 1st Lien Term Loan, Prime + 5%, due 6/30/13 (2)	$521,438	521,438	0.07%
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13 (2)	$79,188	-	-
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2%, due 6/30/13 (2)	$5,094,583	5,094,583	0.65%
Total Alumina and Aluminum Production and Processing		27,818,510

Communications Equipment Manufacturing (6.77%)
Dialogic Corporation, Bridge Term Loan, 20%, due 3/31/11	$226,800	227,480	0.03%
Dialogic Corporation, Senior Secured Notes, 15% Cash + 2% PIK, due 1/31/11	$4,554,607	4,554,607	0.58%
Dialogic Corporation, Senior Secured Notes, LIBOR + 10% Cash + 2% PIK, due 1/31/11	$25,501,119	25,501,119	3.26%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14	$25,288,426	22,696,362	2.90%
Total Communications Equipment Manufacturing		52,979,568

Computer and Peripheral Equipment Manufacturing (0.64%)
Targus Group, 1st Lien Term Loan, LIBOR + 5.75% Cash + 2% PIK, due 11/22/12	$5,684,398	4,998,717	0.64%

Electric Power Generation, Transmission, and Distribution (0.04%)
La Paloma Generating Company, Residual Bank Debt (4)	$35,592,323	307,370	0.04%

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.58%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, LIBOR + 6.5%, due 10/2/13	$381,013	301,000	0.04%
Precision Partners Holdings, 1st Lien Term Loan, LIBOR + 6.5%, due 10/2/13	$5,362,466	4,236,348	0.54%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		4,537,348

Management, Scientific, and Technical Consulting Services (0.81%)
Booz Allen Hamilton, Inc., Mezzanine Loan, 13%, due 7/31/16	$6,176,622	6,315,596	0.81%

Offices of Real Estate Agents and Brokers (0.89%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$10,602,410	11,309,240	1.44%
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13	$24,457,831	(4,280,120)	(0.55)%
Total Offices of Real Estate Agents and Brokers		7,029,120

Other Financial Investment Activities (0.88%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/14/14	$9,004,429	6,888,388	0.88%

Other Investment Pools and Funds (0.52%)
Vion Holdings II, LLC, Senior Secured Term Loan, LIBOR + 11%, due 2/27/12	$4,059,702	4,059,702	0.52%

Plastics Product Manufacturing (3.88%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/11 (2), (3)	$22,024,972	22,024,972	2.81%
WinCup, Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/11 (2), (3)	$8,405,999	8,405,999	1.07%
Total Plastics Product Manufacturing		30,430,971

Radio and Television Broadcasting (3.12%)
Encompass Digital Media Group, Inc., 1st Lien Revolver, 13%, due 12/31/14	$2,871,094	1,014,453	0.13%
Encompass Digital Media Group, Inc., 1st Lien Term Loan, 13%, due 12/31/14	$22,514,210	23,414,778	2.99%
Total Radio and Television Broadcasting		24,429,231

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Semiconductor and Other Electronic Component Manufacturing (4.42%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, due 9/29/15	$31,918,505	$31,439,727	4.02%
Isola USA Corporation, Senior Subordinated Term Loan, 8% Cash + 8% PIK, due 3/29/16	$3,150,891	3,150,891	0.40%
Total Semiconductor and Other Electronic Component Manufacturing		34,590,618

Wired Telecommunications Carriers (5.29%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan,
EURIBOR + 2.75%, due 8/9/15 - (Netherlands) (5)	€293,572	327,769	0.04%
Hawaiian Telcom Communications, Inc., Revolver, Prime + 1.25%, due 4/30/12	$6,829,641	5,429,565	0.69%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, due 4/15/15 (2)	$3,953,635	3,975,875	0.51%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan,
EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (5)	€3,469,261	3,804,849	0.49%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (5)	€3,969,304	4,218,069	0.54%
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 10% PIK, due 8/16/17 - (Netherlands) (5)	€30,787,555	23,615,015	3.02%
Total Wired Telecommunications Carriers		41,371,142

Total Bank Debt (Cost $294,703,506)		245,756,281

Other Corporate Debt Securities (16.37%)
Aerospace Product and Parts Manufacturing (0.73%)
Hawker Beechcraft, Inc., Senior Secured Notes, 8.5%, due 4/1/15	$4,666,000	3,635,327	0.46%
Hawker Beechcraft, Inc., Senior Secured Notes, 8.875% Cash or 9.625% PIK, due 4/1/15	$2,773,000	2,083,189	0.27%
Total Aerospace Product and Parts Manufacturing		5,718,516

Basic Chemical Manufacturing (0.79%)
Kronos International, Inc., Senior Secured Notes, 6.5%, due 4/15/13 (5)	€4,810,000	6,181,777	0.79%

Data Processing, Hosting, and Related Services (7.03%)
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15 (6)	$29,566,000	29,270,340	3.74%
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17 (6)	$22,479,000	25,738,455	3.29%
Total Data Processing, Hosting, and Related Services		55,008,795

Full-Service Restaurants (0.85%)
Landry's Restaurants, Inc., Senior Secured Notes, 11.625%, due 12/1/15 (6)	$6,261,000	6,644,424	0.85%

Gambling Industries (2.09%)
Harrah's Operating Company, Inc., Senior Secured Notes, 10%, due 12/15/18	$20,287,000	16,381,752	2.09%

Home Furnishings Stores (0.06%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$6,591,000	453,131	0.06%

Industrial Machinery Manufacturing (1.52%)
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14 (6)	$11,861,000	11,861,000	1.52%

Nonferrous Metal (except Aluminum) Production and Processing (0.38%)
International Wire Group, Inc., Senior Secured Notes, 9.75%, due 4/15/15 (2), (6)	$2,922,000	2,995,021	0.38%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)
Oil and Gas Extraction (0.21%)
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$1,881,000	$1,661,168	0.21%

Other Professional, Scientific, and Technical Services (0.72%)
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%,
due 4/1/12 - (UK/France/Germany) (6)	$6,604,000	5,648,533	0.72%

Plastics Product Manufacturing (0.03%)
Radnor Holdings, Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09 (2), (4), (6)	$16,527,000	246,147	0.03%

Wired Telecommunications Carriers (1.84%)
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (6)	$14,000,000	14,367,500	1.84%

Wireless Telecommunications Carriers (except Satellite) (0.12%)
Clearwire Communications, LLC, Senior Secured Notes, 12%, due 12/1/15	$895,000	964,363	0.12%

Total Other Corporate Debt Securities (Cost $145,401,534)		128,132,127

Total Debt Investments (Cost $440,105,040)		373,888,408

Equity Securities (39.26%)
Activities Related to Credit Intermediation (10.88%)
Online Resources Corporation, Common Stock (2), (4), (7)	1,302,445	5,782,856	0.74%
Online Resources Corporation, Series A-1 Convertible Preferred Stock (2), (4), (6), (7)	52,744.807	79,380,934	10.14%
Total Activities Related to Credit Intermediation		85,163,790

Alumina and Aluminum Production and Processing (0.26%)
Revere Holdings, Inc., Class A Common Shares (2), (4), (6), (7)	90	-	-
Revere Holdings, Inc., Class B Common Shares (2), (4), (6), (7)	6,940	-	-
Revere Leasing, LLC, Class A Units (2), (4), (6), (7)	90	26,425	-
Revere Leasing, LLC, Class B Units (2), (4), (6), (7)	6,940	2,039,429	0.26%
Total Alumina and Aluminum Production and Processing		2,065,854

Basic Chemical Manufacturing (0.00%)
Hawkeye Renewables, LLC, Class B Units (4), (6)	469	-	-
Hawkeye Renewables, LLC, Class C Units (4), (6)	369	35,409	-
Total Basic Chemical Manufacturing		35,409

Communications Equipment Manufacturing (7.68%)
Dialogic Corporation, Class A Convertible Preferred Stock - (Canada) (4), (6)	7,197,769	9,972,509	1.28%
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares - (Luxembourg) (2), (4), (5), (6), (7)	276,043	11,895,938	1.52%
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates
- (Luxembourg) (2), (5), (6), (7)	27,328,261	38,220,477	4.88%
Total Communications Equipment Manufacturing		60,088,924

Data Processing, Hosting, and Related Services (0.94%)
GXS Holdings, Inc., Common Stock (4), (6)	1,680,057	-	-
GXS Holdings, Inc., Series A Preferred Stock (4), (6)	67,203	7,350,614	0.94%
Total Data Processing, Hosting, and Related Services		7,350,614

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Equity Securities (continued)
Depository Credit Intermediation (0.39%)
Doral Financial Corporation, Common Stock (4)	1,849,598	$3,070,333	0.39%

Electric Power Generation, Transmission, and Distribution (0.07%)
Mach Gen, LLC, Common Units (4), (6)	8,012	540,810	0.07%

Industrial Machinery Manufacturing (0.54%)
GSI Group, Inc., Common Stock (4), (6)	1,691,981	4,246,872	0.54%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (6)	43	974	-

Nonferrous Metal (except Aluminum) Production and Processing (1.38%)
International Wire Group, Inc., Common Stock (2), (6), (7)	637,171	10,838,279	1.38%

Other Amusement and Recreation Industries (0.03%)
Bally Total Fitness Holding Corporation, Common Stock (4), (6)	5,080	162,007	0.02%
Bally Total Fitness Holding Corporation, Warrants (4), (6)	9,162	43,978	0.01%
Total Other Amusement and Recreation Industries		205,985

Other Electrical Equipment and Component Manufacturing (10.84%)
EP Management Corporation, Common Stock (2), (6), (7), (8)	2,561,000	84,871,540	10.84%

Plastics Product Manufacturing (2.24%)
WinCup, Inc., Common Stock (2), (3), (4), (6)	73,517,938	17,510,198	2.24%

Radio and Television Broadcasting (0.13%)
Encompass Digital Media Group, Inc., Common Stock (4), (6)	225,184	1,024,024	0.13%

Semiconductor and Other Electronic Component Manufacturing (0.38%)
TPG Hattrick Holdco, LLC, Common Units (4), (6)	4,550,676	2,957,939	0.38%

Wired Telecommunications Carriers (3.50%)
Integra Telecom, Inc., Common Stock (2), (4), (6), (7)	5,728,661	27,086,235	3.46%
Integra Telecom, Inc., Warrants (2), (4), (6), (7)	2,272,561	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (4), (5), (6)	4,215,000	287,126	0.04%
Total Wired Telecommunications Carriers		27,373,361

Total Equity Securities (Cost $356,757,946)		307,344,906

Total Investments (Cost $796,862,986) (9)		681,233,314

Cash and Cash Equivalents (12.98%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.10%,
Collateralized by Federal Farm Credit Bank Bonds	$786,604	786,604	0.10%
American Express Credit Corporation, Commercial Paper, 0.08%, due 10/4/10	$2,000,000	1,999,987	0.26%
Cash Denominated in Foreign Currencies	€4,985,632	6,792,425	0.87%
Cash Held on Account at Various Institutions	$91,980,016	91,980,016	11.75%
Total Cash and Cash Equivalents		101,559,032

Total Cash and Investments		$782,792,346	100.00%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2010

Notes to Statement of Investments

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the nine months ended September 30, 2010 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

EP Management Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12	$5,504,954	$-	$5,504,954	$-	$23,526
EP Management Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13	4,922,849	-	4,922,849	-	34,170
EP Management Corporation, Common Stock	84,500,195	-	-	84,871,540	-
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	735,297	-	-	11,895,938	-
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates	72,794,453	-	-	38,220,477	25,938
Integra Telecom, Inc., 1st Lien Term Loan, LIBOR + 8.75%, due 8/31/13	1,030,272	-	2,291	-	43,881
Integra Telecom, Inc., Common Stock	29,269,752	-	-	27,086,235	-
Integra Telecom, Inc., Warrants	152,295	-	-	-	-
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, due 4/15/15	-	3,888,358	9,721	3,975,875	156,833
International Wire Group, Inc., Common Stock	10,258,453	-	521,843	10,838,279	-
International Wire Group, Inc., Senior Secured Notes, 9.75%, due 4/15/15	-	2,893,890	-	2,995,021	121,872
Online Resources Corporation, Common Stock	6,850,861	-	-	5,782,856	-
Online Resources Corporation, Series A-1 Convertible Preferred Stock	76,051,767	-	-	79,380,934	-
Radnor Holdings Corporation, Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09	704,050	-	527,447	246,147	-
Revere Holdings, Inc., Class A Common Shares	-	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-	-
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	12,248,449	2,197,732	-	20,920,584	2,198,037
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13	-	1,015,636	-	1,281,905	32,247
Revere Industries, LLC, 1st Lien Term Loan, Prime + 5%, due 6/30/13	-	422,364	-	521,438	9,257
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13	-	-	38,802	-	351
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2%, due 6/30/13	200,031	2,274,490	-	5,094,583	276,019
Revere Leasing, LLC, Class A Units	26,987	-	563	26,425	-
Revere Leasing, LLC, Class B Units	2,082,777	-	43,355	2,039,429	-
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/11	20,322,565	1,600,284	-	22,024,972	1,589,826
WinCup, Inc., Common Stock	60,930,580	-	-	17,510,198	-
WinCup, Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/11	7,758,367	696,285	-	8,405,999	896,221

(3) Issuer is a controlled company.

(4) Non-income producing security.

(5) Principal or shares amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(6) Restricted security.

(7)	Investment is not in a controlling position.

(8)	The Registrant's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(9)	Includes investments with an aggregate market value of $38,165,734 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $133,783,319 and $190,238,382, respectively. Aggregate purchases includes investment assets received as payment in kind. Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $796,862,986. Net unrealized depreciation aggregated $115,739,005, of which $134,806,110 related to appreciated investments and $250,545,115 related to depreciated investments.

The total value of restricted securities and bank debt as of September 30, 2010 was $641,019,418, or 81.89% of total cash and investments of the Registrant.

Swaps at September 30, 2010 were as follows:

Instrument	Notional Amount	Fair Value

Euro/US Dollar Cross Currency Basis Swap, Pay Euros / Receive USD, Expires 5/17/12	$15,548,500	$(109,333)

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such assets.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.  At September 30, 2010, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$16,381,752	$8,853,189
2	Other observable market inputs*	38,769,879	99,643,228	4,246,872
3	Independent third-party pricing sources that employ significant unobservable inputs	201,497,318	11,861,000	281,628,070
3	Internal valuations with significant unobservable inputs	5,489,084	246,147	12,616,775
Total		$245,756,281	$128,132,127	$307,344,906

* E.g. quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the nine months ended September 30, 2010 were as follows:

	Independent Third Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$148,678,891	$40,909,692	$345,323,095
Net realized and unrealized gains (losses)	9,639,491	1,416,117	(64,081,023)
Net acquisitions and dispositions	43,178,936	(30,464,809)	560,071
Net transfers into (out of) category	-	-	(174,073)
Ending balance	$201,497,318	$11,861,000	$281,628,070

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$3,784,863	$1,322,863	$(64,081,023)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$502,143	$1,369,678	$7,205,696
Net realized and unrealized gains (losses)	1,443,449	69,544	871,093
Net acquisitions and dispositions	3,543,492	(1,193,075)	4,539,986
Net transfers into (out of) category	-	-	-
Ending balance	$5,489,084	$246,147	$12,616,775

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$1,443,449	$69,544	$871,093

During the nine months ended September 30, 2010, one investment transferred from Level 2 to Level 1 and one investment transferred from Level 3 to Level 2 due to increased trading volumes.

Valuations of open swap transactions at September 30, 2010 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	$(109,333)

Acquisition date and cost of restricted securities of unaffiliated issuers held at September 30, 2010 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$37,898,809
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
Dialogic Corporation, Class A Convertible Preferred Stock	9/28/06	7,032,638
Encompass Digital Media Group, Inc., Common Stock	1/15/10	1,081,913
GSI Group, Inc., Common Stock	7/2/10	4,368,224
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14	7/2/10	10,538,137
GXS Holdings, Inc., Common Stock	3/28/08	1,615,439
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	64,618
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15	12/17/09	28,975,027
Hawkeye Renewables, LLC, Class B Units	6/18/10	-
Hawkeye Renewables, LLC, Class C Units	6/18/10	2,742,730
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	13,699,980
Landry's Restaurants, Inc., Senior Secured Notes, 11.625%, due 12/1/15	5/10/10	6,162,514
Mach Gen, LLC, Common Units	Various 2005	1,442,223
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12	Various 2010	4,900,870
NEF Kamchia Co-Investment Fund, LP Interest	7/30/07	5,780,030
Precision Holdings, LLC, Class C Membership Interests	9/30/10	950
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17	6/17/09	21,385,172
TPG Hattrick Holdco, LLC, Common Units	4/21/06	4,868,079

ITEM 2.	CONTROLS AND PROCEDURES.

(a)          The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)          Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By:	/s/ Hugh Steven Wilson

Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh Steven Wilson

Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: November 29, 2010

By:	/s/ Paul L. Davis

Name: Paul L. Davis
Title: Chief Financial Officer
Date: November 29, 2010